Prepayments, Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments, Deposits And Other Receivables [Abstract]
Summary of prepayments and other assets

	December 31,
	2018	2019
	HK$	HK$
Prepayments	27,301,254	35,085,959
Deposits	451,759	451,593
Other receivables	5,590,846	903,420

	33,343,859	36,440,972